Other Non-financial Liabilities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Quiero
Disclosure of other non-financial liabilities [line items]
Deferred income other than contract liabilities	$ 2,251,056	$ 7,441,313